Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge International Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 2.4%
Entertainment — 1.1%
Spotify Technology SA	152,849	$76,415,329 *
Wireless Telecommunication Services — 1.3%
SoftBank Group Corp.	2,748,435	85,606,901 (a)

Total Communication Services		162,022,230
Consumer Discretionary — 12.2%
Automobile Components — 1.2%
Sumitomo Electric Industries Ltd.	6,004,672	79,472,420 (a)
Broadline Retail — 3.6%
Dollarama Inc.	801,698	109,213,016
Pan Pacific International Holdings Corp.	11,882,946	67,381,879
Sea Ltd., ADR	646,005	68,954,574 *
Total Broadline Retail		245,549,469
Household Durables — 1.5%
Sony Group Corp.	4,527,854	105,810,848 (a)
Specialty Retail — 2.1%
Industria de Diseno Textil SA	2,225,975	145,275,227 (a)
Textiles, Apparel & Luxury Goods — 3.8%
Cie Financiere Richemont SA, Registered Shares	773,143	182,726,121 (a)
Hermes International SCA	44,067	78,081,180 (a)
Total Textiles, Apparel & Luxury Goods		260,807,301

Total Consumer Discretionary		836,915,265
Consumer Staples — 7.3%
Beverages — 1.8%
Anheuser-Busch InBev SA/NV	1,426,898	123,931,782 (a)
Consumer Staples Distribution & Retail — 2.3%
Loblaw Cos. Ltd.	1,520,187	71,365,343
Tesco PLC	13,455,359	88,565,312 (a)
Total Consumer Staples Distribution & Retail		159,930,655
Food Products — 1.5%
Danone SA	1,278,654	99,461,545 (a)
Personal Care Products — 1.7%
L’Oreal SA	260,323	115,946,657 (a)

Total Consumer Staples		499,270,639
Energy — 1.3%
Oil, Gas & Consumable Fuels — 1.3%
Woodside Energy Group Ltd.	3,925,505	91,876,223 (a)

Financials — 14.4%
Banks — 8.3%
Banco Santander SA	12,032,105	171,123,895 (a)
HSBC Holdings PLC	7,924,053	168,745,175 (a)
KBC Group NV	651,702	93,753,034 (a)
Mitsubishi UFJ Financial Group Inc.	6,083,521	135,884,553 (a)
Total Banks		569,506,657
Capital Markets — 3.4%
3i Group PLC	1,381,261	53,175,494 (a)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
London Stock Exchange Group PLC	586,291	$65,953,348 (a)
UBS Group AG, Registered Shares	2,080,617	109,976,530 (a)
Total Capital Markets		229,105,372
Financial Services — 1.7%
ORIX Corp.	2,802,956	113,125,496 (a)
Insurance — 1.0%
Prudential PLC	4,671,697	70,208,832 (a)

Total Financials		981,946,357
Health Care — 13.1%
Health Care Equipment & Supplies — 4.8%
Alcon AG	796,504	54,703,280 (a)
EssilorLuxottica SA	222,293	42,084,947 (a)
Hoya Corp.	898,436	137,386,161 (a)
Terumo Corp.	6,270,873	91,993,048 (a)
Total Health Care Equipment & Supplies		326,167,436
Health Care Technology — 0.3%
Pro Medicus Ltd.	180,843	20,572,503 (a)
Pharmaceuticals — 8.0%
AstraZeneca PLC	994,368	169,152,260 (a)
Galderma Group AG	634,446	138,062,746 (a)
Novartis AG, Registered Shares	451,932	70,678,502 (a)
Roche Holding AG	161,154	70,439,206 (a)
UCB SA	390,640	100,270,914 (a)
Total Pharmaceuticals		548,603,628

Total Health Care		895,343,567
Industrials — 22.7%
Aerospace & Defense — 3.6%
BAE Systems PLC	4,614,013	130,619,634 (a)
Safran SA	298,498	117,304,146 (a)
Total Aerospace & Defense		247,923,780
Commercial Services & Supplies — 1.7%
Brambles Ltd.	8,388,789	115,158,814 (a)
Electrical Equipment — 10.7%
ABB Ltd., Registered Shares	948,765	93,604,147 (a)
Mitsubishi Electric Corp.	2,640,870	95,132,381 (a)
Prysmian SpA	1,158,077	159,806,904 (a)
Schneider Electric SE	609,804	204,885,368 (a)
Siemens Energy AG	1,032,528	176,400,246 (a)
Total Electrical Equipment		729,829,046
Machinery — 4.2%
Atlas Copco AB, Class A Shares	7,166,630	151,429,653 (a)
Mitsubishi Heavy Industries Ltd.	4,239,467	99,043,861 (a)
Sandvik AB	936,442	35,018,003 (a)
Total Machinery		285,491,517
Passenger Airlines — 1.2%
Ryanair Holdings PLC	2,842,741	79,714,722 (a)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Professional Services — 1.3%
	Recruit Holdings Co. Ltd.	1,168,007	$92,366,955 (a)

Total Industrials			1,550,484,834
Information Technology — 19.9%
Communications Equipment — 0.9%
	Nokia oyj, ADR	6,397,761	58,475,536
Electronic Equipment, Instruments & Components — 3.3%
	Celestica Inc.	193,125	63,904,764 *
	Halma PLC	1,124,468	53,723,890 (a)
	Keyence Corp.	221,026	110,863,774 (a)
Total Electronic Equipment, Instruments & Components			228,492,428
Semiconductors & Semiconductor Equipment — 14.1%
	ASM International NV	68,843	63,758,879 (a)
	ASML Holding NV	231,819	382,025,074 (a)
	Infineon Technologies AG	1,807,779	129,732,712 (a)
	Kioxia Holdings Corp.	276,262	77,004,286 *(a)
	Lasertec Corp.	419,575	96,389,935 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,443,823	106,792,767 (a)
	Tokyo Electron Ltd.	333,529	111,511,184 (a)
Total Semiconductors & Semiconductor Equipment			967,214,837
Technology Hardware, Storage & Peripherals — 1.6%
	Seagate Technology Holdings PLC	125,399	107,357,846

Total Information Technology			1,361,540,647
Materials — 3.8%
Chemicals — 1.4%
	Shin-Etsu Chemical Co. Ltd.	2,766,591	98,629,351 (a)
Metals & Mining — 2.4%
	Agnico Eagle Mines Ltd.	228,208	33,131,143
	Rio Tinto PLC	1,357,661	131,923,456 (a)
Total Metals & Mining			165,054,599

Total Materials			263,683,950
Utilities — 2.3%
Multi-Utilities — 2.3%
	E.ON SE	4,195,268	90,379,813 (a)
	Engie SA	2,096,524	65,351,016 (a)

Total Utilities			155,730,829
Total Investments before Short-Term Investments (Cost — $5,664,324,047)			6,798,814,541
	Rate
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	37,432,882	37,432,882 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	37,432,882	37,432,882 (b)(c)

Total Short-Term Investments (Cost — $74,865,764)			74,865,764
Total Investments — 100.5% (Cost — $5,739,189,811)			6,873,680,305
Liabilities in Excess of Other Assets — (0.5)%			(36,792,243)
Total Net Assets — 100.0%			$6,836,888,062

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge International Growth Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $37,432,882 and the cost was $37,432,882 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$76,415,329	$85,606,901	—	$162,022,230
Consumer Discretionary	245,549,469	591,365,796	—	836,915,265
Consumer Staples	71,365,343	427,905,296	—	499,270,639
Information Technology	229,738,146	1,131,802,501	—	1,361,540,647
Materials	33,131,143	230,552,807	—	263,683,950
Other Common Stocks	—	3,675,381,810	—	3,675,381,810
Total Long-Term Investments	656,199,430	6,142,615,111	—	6,798,814,541
Short-Term Investments†	74,865,764	—	—	74,865,764
Total Investments	$731,065,194	$6,142,615,111	—	$6,873,680,305

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$52,631,872	$976,748,527	976,748,527	$991,947,517	991,947,517

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,217,630	—	$37,432,882

ClearBridge International Growth Fund 2026 Quarterly Report